Share equity incentive plans - Narrative (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) h $ / shares shares	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Hours per week (more than) | h	20
Months per year (more than)	5 months
Voting rights limit	0.05
Share capital limit, value	$ 25
Weighted average grant-date fair value (in dollars per share) | $ / shares	$ 10.34	$ 4.39
Dividend yield	0.00%
Exercised options, intrinsic value	$ 23,122	$ 6,440
Options, vested, grant date fair value	6,266	$ 1,762
Unrecognized compensation cost	$ 19,578
Unrecognized compensation, period of recognition		2 years 4 months 13 days
Outstanding share options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield	0.00%	0.00%	0.00%
Award vesting period	4 years
RSU
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation, period of recognition	3 years 4 months 24 days	3 years 11 months 15 days
Compensation cost not yet recognized	$ 16,542	$ 996
Award vesting period	10 years
Plan 2010 And Plan 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares reserved for issuance | shares	17,339,974
Plan ESPP
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares reserved for issuance | shares	2,000,000
Increase as % of total shares	0.01
Increase in number of shares | shares	3,000,000
Plan 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares reserved for issuance | shares	1,300,000
Increase as % of total shares	0.05